Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Financial impact of increase	$ (473)	$ (599)
Financial impact of decrease	$ 496	$ 631
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Financial impact of increase	$ 389	$ 500
Financial impact of decrease	$ (391)	$ (497)
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Financial impact of increase	$ 487	$ 622
Financial impact of decrease	$ (478)	$ (590)
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Financial impact of increase	$ 6	$ 8
Financial impact of decrease	$ (6)	$ (6)
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Financial impact of increase	$ 483	$ 613
Financial impact of decrease	$ (464)	$ (613)